Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Debt securities at amortised cost	[1]	£ 53,147	£ 45,487
Reverse repurchase agreements and other similar secured lending		2,600	776
Categories of financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(41,213)	(27,052)
Debt securities in issue		(105,018)	(112,881)
Subordinated liabilities		(11,019)	(11,423)	£ (12,759)
Fair value
Categories of financial assets [abstract]
Debt securities at amortised cost		51,615	44,815
Loans and advances at amortised cost		341,484	346,846
Reverse repurchase agreements and other similar secured lending		2,600	776
Categories of financial liabilities [abstract]
Deposits at amortised cost		(554,536)	(545,738)
Repurchase agreements and other similar secured borrowing		(41,211)	(27,054)
Debt securities in issue		(105,546)	(113,276)
Subordinated liabilities		(11,001)	(11,474)
Carrying amount
Categories of financial assets [abstract]
Debt securities at amortised cost		53,147	45,487
Loans and advances at amortised cost		348,258	353,292
Reverse repurchase agreements and other similar secured lending		2,600	776
Categories of financial liabilities [abstract]
Deposits at amortised cost		(554,666)	(545,782)
Repurchase agreements and other similar secured borrowing		(41,213)	(27,052)
Debt securities in issue		(105,018)	(112,881)
Subordinated liabilities		£ (11,019)	£ (11,423)

[1]	For the fair value of debt securities at amortised cost see page 78 .